Subsequent Events (Details Narrative)													1 Months Ended		12 Months Ended
		May 31, 2021 $ / shares shares	May 28, 2021 shares	May 27, 2021 USD ($) shares	May 10, 2021 shares	May 02, 2021 shares	Nov. 10, 2019 shares	Nov. 02, 2019 shares	May 10, 2019 USD ($) shares	May 10, 2019 CAD ($) shares	May 02, 2019 USD ($) shares	May 02, 2019 CAD ($) shares	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 USD ($) shares
Shares obligated to issue for consulting services, shares							48,791	86,739	38,974	38,974	73,853	73,853
Shares obligated to issue for consulting services, value | $									$ 137,968		$ 260,585					$ 7,939,528
Number of stock option exercised	[1]														25,132	10,525
Stock option granted	[1]														387,760	315,789
CAD [Member]
Shares obligated to issue for consulting services, value | $										$ 185,125		$ 350,800
Subsequent Event [Member]
Shares obligated to issue for consulting services, shares				820,029
Number of stock option exercised				1,113,701
Stock option granted		405,059
Option vesting		3 years
Option exercisable term		5 years
Option exercise price | $ / shares		$ 7.00
Subsequent Event [Member] | Officers [Member]
Shares issued for services			98,356
Subsequent Event [Member] | Holders [Member]
Stock dividend shares					48,791	86,739
Subsequent Event [Member] | Consultants [Member]
Shares obligated to issue for consulting services, shares				7,237
Shares obligated to issue for consulting services, value | $				$ 2,237
Subsequent Event [Member] | Alterna Bank [Member]
Proceeds from loan | $													$ 15,932
Subsequent Event [Member] | Alterna Bank [Member] | CAD [Member]
Proceeds from loan | $														$ 20,000

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.